UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

Legg Mason Partners World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS WORLD FUNDS, INC.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES - 17.6%
Home Equity - 17.6%
$500,000	ACE Securities Corp., Series 2004-OP1, Class M3, 6.635% due 4/25/34 (a)	$501,287
500,000	Aegis Asset-Backed Securities Trust, Series 2004-5, Class M2, 6.605% due 12/25/34 (a)	505,905
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.585% due 11/25/34 (a)	510,523
500,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 6.435% due 10/25/34 (a)	511,422
165,410	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 6.055% due 7/25/35 (a)	165,947
3,313	Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	3,309
500,000	Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M2, 6.235% due 10/25/34 (a)	503,673
500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 6.535% due 11/25/34 (a)	503,467
500,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 6.385% due 9/25/34 (a)	505,116
	Morgan Stanley Asset-Backed Securities Capital I:
500,000	Series 2004-NC8, Class M4, 6.385% due 9/25/34 (a)	507,532
150,000	Series 2004-OP1, Class M5, 6.435% due 11/25/34 (a)	152,298
310,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 6.485% due 3/25/35 (a)	311,877
14,208	Option One Mortgage Loan Trust, Series 2002-02, Class M2, 7.110% due 6/25/32 (a)	14,230
150,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 6.485% due 1/25/35 (a)(c)	152,230
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 6.535% due 11/25/34 (a)	508,171
17,857	Sharp SP I LLC, Net Interest Margin Trust, Series 2005-HE1N, 5.190% due 2/25/35 (b)	17,785

	TOTAL ASSET-BACKED SECURITIES (Cost - $5,308,614)	5,374,772

CORPORATE BONDS & NOTES - 2.5%
Capital Markets - 2.1%
150,000	Kaupthing Bank HF, Notes, 7.125% due 5/19/16 (b)	151,884
500,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.460% due 9/28/07 (a)	496,745

	Total Capital Markets	648,629

Commercial Banks - 0.4%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)	100,363

	TOTAL CORPORATE BONDS & NOTES (Cost - $748,706)	748,992

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
U.S. Government Obligations - 2.1%
390,000	U.S. Treasury Bonds, 6.250% due 8/15/23	436,831
475,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.530% due 11/15/21	215,720

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $494,577)	652,551

U.S. TREASURY INFLATION PROTECTED SECURITIES - 81.2%
	U.S. Treasury Bonds, Inflation Indexed:
2,986,496	3.000% due 7/15/12	3,089,040
1,662,763	2.000% due 1/15/16	1,605,022

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 81.2% (continued)
$8,045,159	2.375% due 1/15/25	$7,983,251
492,644	3.875% due 4/15/29	622,387
	U.S. Treasury Notes, Inflation Indexed:
1,541,485	3.625% due 1/15/08	1,566,234
1,456,781	3.875% due 1/15/09	1,508,451
2,406,820	4.250% due 1/15/10 (c)	2,558,753
1,549,673	0.875% due 4/15/10 (c)	1,467,044
3,561,220	2.000% due 1/15/14	3,463,009
662,713	1.625% due 1/15/15	623,416
333,091	1.875% due 7/15/15	318,974

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $25,065,847)	24,805,581

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,617,744)	31,581,896

SHORT-TERM INVESTMENTS(c) - 0.4%
U.S. Government Agency - 0.2%
50,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (d)(e) (Cost - $49,621)	49,606

Repurchase Agreement - 0.2%
63,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $63,009; (Fully collateralized by U.S. Treasury Note, 5.125% due 6/30/11; Market value - $65,849) (Cost - $63,000)	63,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $112,621)	112,606

	TOTAL INVESTMENTS - 103.8% (Cost - $31,730,365#)	31,694,502
	Liabilities in Excess of Other Assets - (3.8)%	(1,162,212)

	TOTAL NET ASSETS - 100.0%	$30,532,290

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MASTR — Mortgage Asset Securitization Transactions Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Inflation Management Fund (formerly known as Smith Barney Inflation Management Fund ) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners World Funds, Inc. (formerly known as Smith Barney World Funds, Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$359,401
Gross unrealized depreciation	(395,264)

Net unrealized depreciation	$(35,863)

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury Notes 5 Year	14	9/06	$1,447,273	$1,459,062	$11,789
U.S. Treasury Notes 10 Year	4	9/06	423,184	424,125	941
U.S. Treasury Bond	3	9/06	321,515	324,844	3,329

Net Unrealized Gain on Open Futures Contracts					$16,059

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners World Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006